Commitments (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)		12 Months Ended
	Nov. 23, 2020	Dec. 31, 2024
Commitments [Line Items]
Percentage of advisor cash fee on gross proceeds of initial public offering	2.75%
Cash fee for advisory services upon business combination	$ 3,162,500
Transaction success fee payable upon completion of business combination		$ 25,000
Legal Services Engagement Letter [Member]
Commitments [Line Items]
Business combination non-refundable retainer fee paid		100,000
Strategic legal advisory services fee		2,000,000
Discretionary performance fee		1,200,000
Business combination services payment obligation balance payment		800,000
Gateway Group Inc [Member] | Merger Proxy Business Combination Rate Agreement [Member]
Commitments [Line Items]
Transaction success fee payable upon merger proxy/business combination rate agreement		50,000
Gateway Group Inc [Member] | Public Relations Agreement [Member]
Commitments [Line Items]
Success fee amount		$ 100,000